11. NON CONTROLLING INTEREST (Details - Noncontrolling balance) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Noncontrolling Interest [Abstract]
Balance, beginning			$ 0
Transfer (to) from the non-controlling interst as a result of change in ownership			0
Net loss attributable to the non-controlling interest	(29)	0	(29)	0
Balance, ending	$ (29)		$ (29)